Schedule of impact of forecast inflation on discounted cash flows (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Lease liabilities	R$ 212,734	R$ 138,361	R$ 96,604
Lease liabilities, percent	21.30%
Right to use assets	R$ 204,056	132,521
Right to use assets, percent	18.36%
Financial expense, percent	34.78%
Depreciation expense	R$ (49,748)	R$ (51,489)
Depreciation expense, percent	1249.00%
At cost or in accordance with IFRS 16 within fair value model [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	R$ 212,734
Right to use assets	204,056
Financial expense	12,687
Depreciation expense	46,468
Inflation Projected Balance [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	258,038
Right to use assets	241,514
Financial expense	17,099
Depreciation expense	R$ 52,274